Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Lease Liabilities [Abstract]
Schedule of Lease Liabilities

Carrying amount of lease liabilities is as follows:

	June 30, 2026	December 31, 2025
	US$	US$
At beginning of the year	746,612	119,984
Additions	194,214	1,159,035
Disposal of controlling interest in subsidiaries	(132,226)	(120,240)
Finance cost	21,836	32,750
Payment	(252,641)	(458,737)
Currency alignment	1,219	13,820
At end of the year	579,014	746,612

Lease liabilities:
- Not later than one year	357,399	399,858
- More than one year to five years	221,615	346,754
	579,014	746,612

Schedule of Amount Recognized in Profit or Loss
	June 30, 2026	December 31, 2025
	US$	US$
Depreciation of right-of-use asset	242,901	405,866
Interest expense on lease liabilities	21,836	32,750
Lease expense not capitalised in lease liabilities:
- Expense relating to short-term leases	71,877	112,726
Total amount recognised in profit or loss	336,614	551,342